Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 169,678	$ 86,685
Accounts Receivable, net of allowance for doubtful accounts of $0 and $19,740, respectively	10,721	1,106
Inventory (see note 2)	97,456	75,768
Other current assets	8,707	6,964
Total current assets	286,562	170,523
PROPERTY AND EQUIPMENT, NET (see note 3)	21,708	27,826
INTANGIBLE ASSETS, NET (see note 4)	137,736	160,819
OTHER LONG-TERM ASSETS (see note 5)	23,799	20,832
TOTAL ASSETS	469,805	380,000
CURRENT LIABILITIES
Accounts payable	187,047	324,027
Accrued interest of Series C promissory notes (see note 9)		139,727
Deferred revenue	6,000
Deferred compensation (see note 6)	166,667	166,465
Current portion of promissory notes and other short-term debt (see note 7)	401,655	739,824
Other current liabilities (see note 8)	41,537	24,760
Due to affiliates		14,487
Total current liabilities	802,906	1,409,290
NOTES PAYABLE, NET (see note 9)	164,187	1,649,874
Total liabilities	967,093	3,059,164
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding (see note 13)
Common stock, $0.001 par value, 600,000,000 authorized, 62,660,778 and 16,502,121 issued and outstanding, respectively (see note 13)	62,661	16,502
Paid in capital	10,126,184	5,365,181
Foreign currency translation adjustment		12,119
Accumulated deficit	(10,686,133)	(8,069,326)
Non-controlling interest		(3,640)
Total equity (deficit)	(497,288)	(2,679,164)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 469,805	$ 380,000